Lease Liabilities (Tables)	6 Months Ended
Dec. 31, 2025
Lease Liabilities
Schedule of Lease Liabilities

	December 31, 2025	June 30, 2025
	$	$
Balance, beginning of period	—	31,107
Additions of lease liabilities	1,266,281	—
Lease payments	(133,298)	(32,842)
Accretion on lease liabilities	87,798	1,735
Impact of foreign exchange	6,101	—
	1,226,882	—